Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Lease Property	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Operating Leases [Abstract]
Number of lease for which construction not started (in Lease) | Lease	0
Weighted average remaining lease term	8 years 2 months 12 days	8 years 3 months 18 days	8 years 6 months
Total lease payments	$ 41,794
Less: Interest	5,403
Operating lease right-of-use assets	$ 33,638	$ 36,627
Minimum [Member]
Operating Leases [Abstract]
Operating lease expiration term	3 months
Maximum [Member]
Operating Leases [Abstract]
Operating lease expiration term	18 years 9 months 18 days
Director [Member]
Operating Leases [Abstract]
Number of properties under lease owned by related party (in Property) | Property	5
Total lease payments	$ 1,900
Less: Interest	171
Payment of rent and fees, total	577	564	$ 534
Outstanding amount	$ 0	$ 0